Contract Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Contract Liabilities
Schedule of contract liabilities

	Unfavourable	Unfavourable	Unfavourable	Total
	contract rights	contract rights	contract rights	Contract
(U.S. Dollars in thousands)	Tuva Knutsen	Live Knutsen	Daqing Knutsen	liabilities
Contract liabilities, December 31, 2024	$(26,665)	$—	$—	$(26,665)
Additions	—	(24,463)	(24,754)	(49,217)
Amortization for the period	2,406	2,602	1,748	6,756
Contract liabilities, December 31, 2025	(24,259)	(21,861)	(23,006)	(69,126)
Amortization for the period	1,203	1,562	1,748	4,513
Contract liabilities, June 30, 2026	$(23,056)	$(20,299)	$(21,258)	$(64,613)

Schedule of outstanding contract liabilities

(U.S. Dollars in thousands)
2026 (excluding the six months ended June 30, 2026)	$(4,511)
2027	(9,024)
2028	(9,024)
2029	(9,024)
2030 and thereafter	(33,030)
Total	$(64,613)